1933 Act Rule 497(j)
                                                     1933 Act File No. 333-22095
                                                      1940 Act File No. 811-8065

                              PEPPER HAMILTON, LLP
                              3000 TWO LOGAN SQUARE
                           EIGHTEENTH AND ARCH STREETS
                           PHILADELPHIA, PA 19103-2799
                                 (215) 981-4000

Direct Dial:  (215) 981-4526

                                February 3, 2000

FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

     Re:  IMPACT MANAGEMENT INVESTMENT TRUST
          RULE 497(J) FILING

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 6/7 to the Registration Statement of Impact Management Investment Trust, which was filed with the SEC via EDGAR on January 28, 2000.

     Please direct any questions or comments relating to this certification to my attention at the phone number or address listed above.

                                        Very truly yours,

                                        /s/ Michael V. Farrell

                                        Michael V. Farrell, Esquire

cc:  A.J. Elko